Significant Accounting Policies [Text Block]: Basis of Accounting (Policies)	12 Months Ended
Dec. 31, 2013
Policies
Basis of Accounting	Accounting Basis The basis is accounting principles generally accepted in the United States of America. The Company has adopted a December 31 fiscal year end.